BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2018
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“TGS” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). TGS commenced operations on December 29, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). TGS’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to TGS for a period of thirty-five years (“the License”). TGS is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where TGS processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. TGS also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

On April 26, 2017, the Ordinary and Extraordinary Shareholders’ Meeting approved the amendment of TGS’ by-laws (the “Statutory Modification”) in order to: (i) expand the corporate purpose in order to incorporate the development of complementary, accessory, related and / or derived activities of natural gas transportation, such as the generation and sale of electricity and the provision of other services for the hydrocarbons sector in general, and (ii) the creation of an Executive Committee of the Board of Directors under the terms of Article 269 of the General Companies Law. The objective is to provide this Administration body with greater flexibility in decision-making. In relation to compliance with the regulatory requirements, it has been recorded that the Statutory Modification has not received comments from ENARGAS, in what concerns its competence, as informed by a note dated April 25, 2017, nor from (ii) the Comisión Nacional de Valores (“CNV”), which has made up the Statutory Modification through a note dated April 18, 2017. On July 14, 2017, through the issuance of Resolution No. 18,852, the CNV approved the Statutory Modification, which finally was approved by the General Inspection of Justice on July, 25, 2017.

Major Shareholders

TGS’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. Local and foreign investors hold the remaining ownership of TGS’s common stock. CIESA is under co-control of: (i) Pampa Energía S.A. (“Pampa Energía”), which holds 10% of CIESA’s common stock, (ii) CIESA Trust (whose trustee is Pampa Energía and whose beneficiary is Petrobras Hispano Argentina SA, a wholly owned subsidiary of by Pampa Energía) (the “Trust”), who has a trust shareholding of 40% of the share capital of CIESA and (iii) Grupo Inversor Petroquímica S.L. (member of GIP Group, headed by Sielecki´s family; “GIP”), and PCT L.L.C. (“PCT”), which directly and together with WST S.A. (Member of Werthein Group, “WST”) indirectly through PEPCA S.A. (“PEPCA”), hold a 50% of the shareholding in CIESA in the following shares: GIP 27.10%, WST 4.58% and PCT 18.32%.

The current shareholding structure of CIESA is the result of the exercise of the exchange contemplated in the transaction entered into between the current shareholders of the Company. This transaction was duly approved by ENARGAS on August 9, 2016 and December 29, 2016, by virtue of the different stages carried out until its final completion.

On the other hand, by virtue of the acquisition made by Pampa Energía to an affiliate of Petróleo Brasileiro S.A., 100% of the share capital of Petrobras Participaciones S.L., controlling company of Petrobras Argentina S.A. (“Petrobras”) and consequently the indirect control of Petrobras Hispano Argentina SA, on February 16, 2017, the Extraordinary Shareholders’ Meetings of Pampa Energía and Petrobras approved the Prior Merger Commitment between Pampa Energía, as the absorbing company and Petrobras as absorbed company and the dissolution without liquidation of Petrobras.

The merger was effective as from November 1, 2016, the date on which the transfer to the acquiring company of all the rights and obligations, assets and liabilities of the absorbed company takes effect.

On April 26, 2018, the CNV notified the approval of the merger, which was registered in the Public Registry on May 2, 2018.